IntangibleAssets, Net - (Tables)	9 Months Ended
Sep. 30, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets Net
Intangible assets, net as of December 31, 2020 and 2019 and September 30, 2021 (unaudited) consisted of the following:

	Remaining Weighted Average Useful Life (in years)	As of December 31, 2020
		Gross amount	Accumulated amortization	Net carrying amount
Software	2.0	$9,124	$(8,138)	$986
Capitalized software costs	1.4	5,275	(3,334)	1,941
Customer relationships	3.0	31,726	(18,227)	13,499
Trademarks/tradename	6.0	10,243	(4,115)	6,128
Non-compete agreements	1.0	1,519	(1,223)	296

Total		$57,887	$(35,037)	$22,850

	Remaining Weighted Average Useful Life (in years)	As of December 31, 2019
		Gross amount	Accumulated amortization	Net carrying amount
Software	3.0	$9,124	$(7,624)	$1,500
Capitalized software costs	2.2	3,118	(1,699)	1,419
Customer relationships	4.0	31,726	(13,712)	18,014
Trademarks/tradename	7.0	10,243	(3,094)	7,149
Non-compete agreements	2.0	1,519	(920)	599

Total		$55,730	$(27,049)	$28,681

	Remaining Weighted Average Useful Life (in years)	As of September 30, 2021 (unaudited)
		Gross amount	Accumulated amortization	Net carrying amount
Software	1.3	$9,124	$(8,524)	$600
Capitalized software costs	1.1	6,875	(4,818)	2,057
Customer relationships	2.3	31,726	(21,612)	10,114
Trademarks/tradename	5.3	10,240	(4,879)	5,361
Non-compete agreements	0.3	1,519	(1,451)	68

Total		$59,484	$(41,284)	$18,200

Schedule of Amortization expense
Amortization expense was included in the Company’s Consolidated Statements of Operations as follows:

	Year ended December 31,		Nine months ended September 30,
	2020	2019	2021	2020

			(unaudited)
Platform operations	$1,720	$3,401	$1,482	$1,255
Sales and marketing	5,489	5,522	4,110	4,118
Technology and development	465	—	419	326
General and administrative	314	314	236	235

Total	$7,988	$9,237	$6,247	$5,934

Schedule of Future Amortization of Intangible Assets	The following is a schedule for the next five years of future amortization of intangible assets:

Year ended December 31,
2021	$6,345
2022	$6,003
2023	$5,496
2024	$1,021
2025	$1,021